Pension Plans and Retiree Benefits - Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	1.90%	2.30%
Expected long-term rate of return on plan assets (percent)	4.75%	5.25%
Rate of compensation increase (percent)	1.00%	2.75%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	2.50%	1.90%
Rate of compensation increase (percent)	2.50%	1.73%
Defined Benefit | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	2.85%	3.50%
Expected long-term rate of return on plan assets (percent)	7.00%	7.05%
Rate of compensation increase (percent)	4.00%	4.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	3.10%	2.80%
Rate of compensation increase (percent)	4.00%	3.93%
Post-Retirement Benefits
Significant actuarial assumptions used in measuring net benefit plan costs
Rate of compensation increase (percent)		3.50%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	3.10%
Rate of compensation increase (percent)	3.00%
Post-Retirement Benefits | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	2.50%	3.10%
Expected long-term rate of return on plan assets (percent)	3.37%	4.03%
Rate of compensation increase (percent)	2.50%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)		2.50%
Rate of compensation increase (percent)		2.50%
Post-Retirement Benefits | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	3.10%	3.60%
Expected long-term rate of return on plan assets (percent)	7.00%	7.05%
Rate of compensation increase (percent)	3.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)		2.90%
Rate of compensation increase (percent)		3.00%